Statements Of Consolidated Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (5,342)	$ (6,406)	$ (2,325)
Other comprehensive income (loss), net of tax effects:
Effects related to pension and other retirement benefit obligations (net of tax (expense) benefit of $(4), $12 and $5)	7	(21)	(8)
Cash flow hedges derivative value net loss related to hedged transactions recognized during the period (net of tax benefit of $—, $1 and $3)	2	1	6
Net effects related to Oncor — reported in equity in earnings of unconsolidated subsidiaries (net of tax)	(5)	(47)	(14)
Total other comprehensive income (loss)	4	(67)	(16)
Comprehensive loss	(5,338)	(6,473)	(2,341)
Comprehensive loss attributable to noncontrolling interests	0	0	107
Comprehensive loss attributable to EFH Corp.	$ (5,338)	$ (6,473)	$ (2,234)